INTEREST RATE SWAP DERIVATIVES (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of the Notional Amount and Other Information Related to Interest Rate Swaps
The following table summarizes the notional amount and other information related to the Company’s interest rate swaps as of September 30, 2021 and December 31, 2020, respectively:
	September 30, 2021					December 31, 2020
Derivative Instruments	Number of Instruments	Notional Amount(i)	Reference Rate(ii)	Weighted Average Fixed Pay Rate	Weighted Average Remaining Term	Number of Instruments	Notional Amount(i)	Reference Rate(iii)	Weighted Average Fixed Pay Rate	Weighted Average Remaining Term
Interest Rate Swap Derivatives(iv)	4	$26,171,300	One-month LIBOR + applicable spread/Fixed at 4.05%-5.16%	4.53%	2.3 years	8	$36,617,164	One-month LIBOR + applicable spread/Fixed at 3.13%-5.16%	3.35%	2.2 years

(i)
The notional amount of the Company’s swaps decreases each month to correspond to the outstanding principal balance on the related mortgage. The minimum notional amounts (outstanding principal balance at the maturity date) as of September 30, 2021 and December 31, 2020 were $24,935,999 and $34,989,063, respectively.

(ii)	The reference rate was as of September 30, 2021.
(iii)	The reference rate was as of December 31, 2020.
(iv)
During the three months ended September 30, 2020, the Company terminated the swap agreements related to the Rite Aid and Island Pacific properties at aggregate costs of $52,200. No termination of swap agreements were made during the three months ended September 30, 2021. During the nine months ended September 30, 2021 and 2020, the Company terminated swap agreements related to the GSA and Eco-Thrift properties at aggregate costs of $23,900 and terminated the swap agreements related to the Dinan, Rite Aid and Island Pacific properties at aggregate costs of $99,200, respectively.

The following table summarizes the notional amount and other information related to the Company’s interest rate swaps as of December 31, 2020 and 2019.
	December 31, 2020					December 31, 2019
Derivative Instruments	Number of Instruments	Notional Amount(i)	Reference Rate(ii)	Weighted Average Fixed Pay Rate	Weighted Average Remaining Term	Number of Instruments	Notional Amount(i)	Reference Rate (iii)	Weighted Average Fixed Pay Rate	Weighted Average Remaining Term
Interest Rate Swap Derivatives	8	$36,617,164	One-month LIBOR + applicable spread/Fixed at 3.13%-5.16%	3.35%	2.2 years	12	$48,215,139	One-month LIBOR + applicable spread/Fixed at 2.76%-5.16%	3.87%	2.9 years

(i)
The notional amount of the Company’s swaps decreases each month to correspond to the outstanding principal balance on the related mortgage. The minimum notional amounts (outstanding principal balance at the maturity date) as of December 31, 2020 and 2019 were $34,989,063 and $45,514,229, respectively.

(ii)	The reference rate was as of December 31, 2020.
(iii)	The reference rate was as of December 31, 2019.

Summary of the Fair Value of Derivative Instruments and Their Classification
The following table sets forth the fair value of the Company’s derivative instruments (Level 2 measurement), as well as their classification in the unaudited condensed consolidated balance sheets:
Derivative Instrument	Balance Sheet Location	September 30, 2021		December 31, 2020
		Number of Instruments	Fair Value	Number of Instruments	Fair Value
Interest Rate Swaps	Asset - Interest rate swap derivatives, at fair value	—	$ —	—	$ —
Interest Rate Swaps	Liability - Interest rate swap derivatives, at fair value	4	$(1,073,998)	8	$(1,743,889)

The following table sets forth the fair value of the Company’s derivative instruments (Level 2 measurement), as well as their classification in the consolidated balance sheets:
		December 31, 2020		December 31, 2019
Derivative Instrument	Balance Sheet Location	Number of Instruments	Fair Value	Number of Instruments	Fair Value
Interest Rate Swaps	Asset - Interest rate swap derivatives, at fair value (*)	—	$ —	5	$ 34,567
Interest Rate Swaps	Liability - Interest rate swap derivatives, at fair value (*)	8	$(1,743,889)	7	$(1,021,724)